Supplemental Cash Flow Information Supplemental Cash Flow Information (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
		Jun. 01, 2013	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Disclosures
Interest paid, net of capitalized interest				$ 129	$ 91	$ 90
Income taxes paid, net				309	100	335
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Assets received for deposits paid in prior period	[1]			0	130	0
Capital expenditures included in accounts payable at end of period				161	67	75
Capital leases and other				$ 4	$ 6	4
Los Angeles Acquisition
Business Acquisition
Deposit		$ 127	$ 90
Northwest Products System
Business Acquisition
Deposit						$ 40

[1]	Includes a $90 million deposit paid in connection with the Los Angeles Acquisition and a $40 million deposit paid related to TLLP’s acquisition of the Northwest Products System, both of which were paid during 2012.